Financial Instruments - Outstanding Option Agreements to Purchase Foreign Currency (Detail) - MXN ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Asset	$ 1,628,000,000	$ 4,702,000,000
Option to purchase foreign currency | Less than one year
Disclosure of detailed information about financial instruments [line items]
Notional Amount	1,377,000,000	3,701,000,000
Derivatives financial liabilities (assets)	(83,000,000)	(24,000,000)
Asset	$ 13,000,000	$ 248,000,000